SUBSEQUENT EVENTS (Details Narrative) - USD ($)		5 Months Ended	12 Months Ended
	Jan. 08, 2022	May 27, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Stock issued during period value new issues				$ 26,250
Common stock issued upon conversion of convertible promissory notes and accrued interest, shares			148,428,343	216,630,546
Stock issued during period value conversion of convertible securities			$ 1,469,004	$ 378,182
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock issued upon conversion of convertible promissory notes and accrued interest, shares		15,800,000
Stock issued during period value conversion of convertible securities		$ 158,000
Stock issued during period for services, shares		5,055,381
Stock issued during period for services, value		$ 75,000
Subsequent Event [Member] | Wesana Health Holdings Inc [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues		212,488
Subsequent Event [Member] | Purchase Agreement [Member]
Subsequent Event [Line Items]
Stock issued during period value new issues	$ 175,000
Payment to acquire productive assets	$ 75,000
Stock issued during period shares new issues	19,977,169
Subsequent Event [Member] | RejuvIv Inc [Member] | Purchase Agreement [Member]
Subsequent Event [Line Items]
Issued and outstanding shares, percentage	100.00%
Purchase price	$ 250,000
Cash	$ 75,000
Business acquisition percentage	100.00%